Segment and Geographic Information (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Revenue from United States	$ 69,887	$ 54,723	$ 73,010	$ 48,059	$ 33,343
International revenue	22,488	18,579	25,929	16,860	10,490
Total revenue	92,375	73,302	98,939	64,919	43,833
Long-lived assets:
Long-lived assets in United States	36,667		28,831	16,476
International long-lived assets	7,790		5,418	2,991
Total long-lived assets	44,457		34,249	19,467
Europe [Member]
Revenue:
International revenue	16,305	13,941	19,453	11,607	8,723
Total revenue	16,305	13,941	19,453	11,607	8,723
Long-lived assets:
International long-lived assets	4,532		3,377	2,231
Other [Member]
Revenue:
International revenue	6,183	4,638	6,476	5,253	1,767
Total revenue	3,418	1,851	2,852	1,090	79
Long-lived assets:
International long-lived assets	$ 3,258		$ 2,041	$ 760